Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Litigation Settlement Liability
The balances of the litigation settlement liability are recorded in accrued expenses and other current liabilities and other liabilities, respectively, on the Company’s condensed consolidated balance sheets as follows (in thousands):

	September 30, 2022	December 31, 2021
Litigation settlement liability - current	$3,000	$—
Litigation settlement liability - non-current	5,550	7,834
Total litigation settlement liability	$8,550	$7,834
The balances of the environmental settlement liability are recorded in accrued expenses and other current liabilities and other liabilities, respectively, on the Company’s condensed consolidated balance sheets as follows (in thousands):

	September 30, 2022	December 31, 2021
Environmental settlement liability - current	$2,950	$2,950
Environmental settlement liability - non-current	2,000	2,000
Total environmental settlement liability	$4,950	$4,950